INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred income tax assets	$ 98.1	$ 80.8
Deferred income tax liabilities	(1,229.1)	(1,041.4)
Deferred tax (liability) asset	$ (1,131.0)	$ (960.6)	$ (1,040.8)